CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating activities
Profit / (loss) before tax from continuing operations		$ 26		$ 1,181		$ (248)
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		2,704		2,154		2,692
(Gain) / loss on disposal of non-current assets		37		43		57
(Gain) / loss on disposal of subsidiaries		78		(1)		(30)
Finance costs		683		892		816
Finance income		(23)		(53)		(67)
Other non-operating (gain) / loss		(111)		(21)		68
Net foreign exchange (gain) / loss		60		20		(15)
Changes in trade and other receivables and prepayments		(107)		(224)		96
Changes in inventories		40		(28)		(88)
Changes in trade and other payables		94		52		274
Changes in provisions, pensions and other		(29)		106		40
Interest paid		(644)		(714)		(736)
Interest received		23		58		60
Income tax paid		(388)		(516)		(404)
Net cash flows from operating activities		2,443		2,949		2,515
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,778)		(1,683)		(1,948)
Payments on deposits		(142)		(922)		(32)
Receipts from deposits		69		698		1,066
Proceeds from sale of Italy Joint Venture		0		0		2,830
Receipts from / (investment in) financial assets		(89)		(9)		62
Other proceeds from investing activities, net		30		28		19
Net cash flows from / (used in) investing activities		(1,910)		(1,888)		1,997
Financing activities
Proceeds from borrowings, net of fees paid	[1]	4,621		2,610		807
Repayment of debt		(4,376)		(2,978)		(4,122)
Acquisition of non-controlling interest		(1)		(613)		0
Dividends paid to owners of the parent		(259)		(520)		(508)
Dividends paid to non-controlling interests		(88)		(138)		(93)
Net cash flows from / (used in) financing activities		(103)		(1,639)		(3,916)
Net increase / (decrease) in cash and cash equivalents		430		(578)		596
Net foreign exchange difference		(48)		(9)		(119)
Cash and cash equivalents at beginning of period		1,204	[2]	1,791	[2]	1,314
Cash and cash equivalents at end of period	[2]	$ 1,586		$ 1,204		$ 1,791

[1]	Fees paid for borrowings were US$29 (2019: US$23, 2018: US$64)
[2]	Overdrawn amount was US$8 (2019: US$46)